SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on March 31, 2025, and the Company has evaluated subsequent events through this date.